UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2017	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Common Stock (99.0%)
Aerospace & Defense (2.7%)
Boeing	2,900	$703
Raytheon	1,600	275
Spirit AeroSystems Holdings, Cl A	5,500	332
Textron	8,800	432
Triumph Group	4,100	105
United Technologies	9,300	1,103

		2,950

Agricultural Operations (0.5%)
Archer-Daniels-Midland	14,400	607

Agricultural Products (0.8%)
Bunge	6,300	494
Ingredion	3,100	382

		876

Air Freight & Logistics (0.4%)
FedEx	1,900	395

Aircraft (2.0%)
Alaska Air Group	3,800	324
American Airlines Group	7,600	383
Delta Air Lines	9,600	474
Southwest Airlines	8,000	444
United Continental Holdings*	8,000	542

		2,167

Apparel Retail (0.3%)
Foot Locker	3,500	165
Gap	6,400	153

		318

Asset Management & Custody Banks (1.8%)
Ameriprise Financial	4,600	667
Bank of New York Mellon	13,900	737
State Street	6,300	587

		1,991

Automotive (2.4%)
American Axle & Manufacturing Holdings*	12,100	178
Cooper Tire & Rubber	7,900	289
Ford Motor	60,100	674
General Motors	22,400	806
Goodyear Tire & Rubber	13,500	426
Lear	2,200	326

		2,699

Banks (10.8%)
Bank of America	111,800	2,697
CIT Group	7,500	357
Citizens Financial Group	15,800	554

	Shares	Value (000)
Banks (continued)
Fifth Third Bancorp	14,400	$384
JPMorgan Chase	34,800	3,195
Keycorp	22,700	410
PNC Financial Services Group	6,800	876
Regions Financial	35,800	523
SunTrust Banks	11,100	636
US Bancorp	7,300	385
Wells Fargo	34,300	1,850

		11,867

Biotechnology (1.6%)
Amgen	6,900	1,204
Gilead Sciences	7,900	601

		1,805

Broadcasting, Newspapers & Advertising (0.1%)
TEGNA	8,600	128

Building & Construction (0.3%)
Owens Corning	5,700	382

Cable & Satellite (0.6%)
Comcast, Cl A	16,000	647

Chemicals (2.7%)
Celanese, Cl A	6,500	625
Dow Chemical	16,300	1,047
Eastman Chemical	5,100	424
Huntsman	14,100	375
LyondellBasell Industries, Cl A	5,800	523

		2,994

Commercial Printing (0.1%)
LSC Communications	1,262	27
RR Donnelley & Sons	3,366	42

		69

Computer & Electronics Retail (0.6%)
Best Buy	9,400	548
GameStop, Cl A	5,600	122

		670

Computers & Services (4.3%)
Apple	3,700	550
CA	11,000	341
DXC Technology	3,109	244
Hewlett Packard Enterprise	36,200	634
HP	39,300	751
International Business Machines	6,300	911
Oracle	12,600	629
Seagate Technology	8,000	264

Schedule of Investments July 31, 2017	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Computers & Services (continued)
Western Digital	4,300	$366

		4,690

Consumer Discretionary (1.4%)
Procter & Gamble	17,400	1,580

Diversified REIT’s (0.3%)
Select Income	13,600	319

Drug Retail (0.9%)
CVS Health	12,600	1,007

Electrical Services (5.6%)
Ameren	7,900	443
American Electric Power	8,400	593
Edison International	5,900	464
Entergy	8,700	667
Exelon	21,400	820
FirstEnergy	19,100	610
General Electric	41,300	1,058
Pinnacle West Capital	4,000	347
Public Service Enterprise Group	17,100	769
SCANA	6,500	418

		6,189

Financial Services (5.1%)
Capital One Financial	7,300	629
Citigroup	34,700	2,375
Discover Financial Services	6,600	402
Goldman Sachs Group	3,800	856
Morgan Stanley	23,100	1,084
Navient	17,400	257

		5,603

Food, Beverage & Tobacco (1.9%)
Philip Morris International	7,400	864
Pilgrim’s Pride*	18,500	449
Tyson Foods, Cl A	8,100	513
Universal	4,700	301

		2,127

General Merchandise Stores (0.8%)
Target	14,800	839

Health Care Distributors (0.9%)
Cardinal Health	5,000	386
McKesson	3,800	615

		1,001

Health Care Equipment (0.5%)
Medtronic	6,100	512

	Shares	Value (000)
Health Care Facilities (0.3%)
LifePoint Health*	4,900	$291

Health Care REIT’s (0.3%)
Senior Housing Properties Trust	15,800	307

Health Care Services (1.1%)
Express Scripts Holding*	6,000	376
HCA Holdings*	6,000	482
Quest Diagnostics	3,300	357

		1,215

Homefurnishing Retail (0.2%)
Bed Bath & Beyond	6,300	188

Hotels & Lodging (0.8%)
Royal Caribbean Cruises	3,900	441
Wyndham Worldwide	4,000	417

		858

Household Products, Furniture & Fixtures (0.5%)
Whirlpool	3,200	569

Human Resource & Employment Services (0.4%)
ManpowerGroup	4,500	482

Insurance (7.2%)
Aetna	4,400	679
Aflac	3,700	295
Allstate	8,700	792
American International Group	6,100	399
Anthem	3,200	596
CIGNA	1,800	312
Hartford Financial Services Group	9,100	500
Lincoln National	8,500	621
MetLife	15,300	842
Prudential Financial	9,600	1,087
Travelers	6,300	807
Unum Group	9,900	496
XL Group	10,400	462

		7,888

Machinery (1.1%)
AGCO	4,900	353
Cummins	3,100	521
Oshkosh	4,400	303

		1,177

Metal & Glass Containers (0.3%)
Owens-Illinois*	13,600	325

Schedule of Investments July 31, 2017	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Mortgage REIT’s (0.3%)
Annaly Capital Management	26,400	$318

Motorcycle Manufacturers (0.2%)
Harley-Davidson	5,400	263

Multimedia (1.0%)
Time Warner	7,400	758
Viacom, Cl B	8,400	293

		1,051

Multi-Sector Holdings (2.8%)
Berkshire Hathaway, Cl B*	17,900	3,132

Office Electronics (0.3%)
Xerox	10,000	307

Office Equipment (0.2%)
Pitney Bowes	12,900	203

Office REIT’s (0.6%)
Brandywine Realty Trust	17,800	299
Mack-Cali Realty	13,700	360

		659

Oil & Gas Equipment & Services (1.1%)
McDermott International*	48,700	330
National Oilwell Varco	10,200	333
Oceaneering International	9,600	246
Schlumberger	4,400	302

		1,211

Paper & Paper Products (0.3%)
Domtar	7,800	305

Paper Packaging (1.2%)
Avery Dennison	5,300	492
International Paper	6,800	374
WestRock	7,900	454

		1,320

Petroleum & Fuel Products (6.8%)
Chevron	13,800	1,507
ExxonMobil	35,100	2,809
Marathon Petroleum	6,000	336
Murphy Oil	16,800	447
Nabors Industries	13,900	107
Phillips 66	2,600	218
Rowan, Cl A*	17,400	203
Tesoro	4,800	478
Transocean*	24,800	214
Valero Energy	13,300	917
World Fuel Services	7,700	249

		7,485

	Shares	Value (000)
Pharmaceuticals (6.5%)
AbbVie	7,600	$531
Johnson & Johnson	19,200	2,548
Merck	23,800	1,521
Mylan*	6,800	265
Pfizer	68,500	2,272

		7,136

Printing & Publishing (0.0%)
Gannett	4,300	39

Railroads (0.4%)
Norfolk Southern	3,800	428

Reinsurance (0.9%)
Everest Re Group	1,700	446
Reinsurance Group of America, Cl A	3,600	505

		951

Retail (2.4%)
Kohl’s	8,200	339
Kroger	19,400	476
Macy’s	6,000	142
Wal-Mart Stores	20,800	1,664

		2,621

Retail REIT’s (0.2%)
Washington Prime Group	30,900	279

Semi-Conductors/Instruments (3.5%)
Intel	56,400	2,000
Lam Research	3,300	526
Micron Technology*	16,500	464
QUALCOMM	15,600	830

		3,820

Specialized REIT’s (1.8%)
CoreCivic	13,100	363
GEO Group	9,150	268
Hospitality Properties Trust	8,900	259
LaSalle Hotel Properties	8,000	236
Omega Healthcare Investors	12,500	395
Xenia Hotels & Resorts	23,800	484

		2,005

Technology Distributors (0.4%)
Tech Data*	4,200	430

Telephones & Telecommunications (5.8%)
AT&T	51,100	1,993
CenturyLink	13,000	302
Cisco Systems	57,100	1,796
Corning	25,600	746
Juniper Networks	19,100	534

Schedule of Investments July 31, 2017	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Telephones & Telecommunications (continued)
Verizon Communications	21,500	$1,041

		6,412

Thrifts & Mortgage Finance (0.7%)
MGIC Investment*	31,000	362
Radian Group	22,900	399

		761

Total Common Stock (Cost $87,826)		108,869

	Face Amount (000)
Repurchase Agreement (0.9%)

Morgan Stanley 0.880%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $1,037 (collateralized by various U.S. Treasury Notes, par values ranging $138 - $755, 1.000% - 2.125%, 09/07/17 – 12/31/22; with total market value $1,058)	$1,037	1,037

Total Repurchase Agreement (Cost $1,037)		1,037

Total Investments – 99.9% (Cost $88,863) †		$109,906

Percentages are based on Net Assets of $109,969 (000).

*	Non-income producing security.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $88,863 (000), and the unrealized appreciation and depreciation were $25,221 (000) and $(4,178) (000) respectively.

Cl	— Class

REIT	— Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$108,869	$—	$—	$108,869
Repurchase Agreement	—	1,037	—	1,037
Total Investments in Securities	$108,869	$1,037	$—	$109,906

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-002-2200

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017